CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 659,571	$ 652,800	$ 620,000
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax benefit (expense) of $271, $3,369 and $(674), respectively	(604)	(9,685)	1,750
Gains reclassified into earnings, net of tax expense of $84, $300 and $315, respectively	(204)	(2,011)	(1,121)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(808)	(11,696)	629
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax benefit (expense) of $882, $(452) and $(181), respectively	(4,629)	704	1,220
Losses (gains) reclassified into earnings, net of tax benefit (expense) of $(471), $592 and $(15), respectively	2,528	(1,775)	107
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(2,101)	(1,071)	1,327
Other comprehensive income (loss), net of tax	(2,909)	(12,767)	1,956
Comprehensive income	$ 656,662	$ 640,033	$ 621,956